Accrued expenses and other current liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of (in thousands):

	June 30, 2022	June 30, 2021
Consulting and professional fees	$551	$954
Research and development	1,060	—
Payroll and related benefits	1,437	3,493
Other	12	155
	$3,060	$4,602